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                                           -------------------------------------
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                                            Hours per response ..........24.60
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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year or Quarter Ended September 30, 2007

               (Please read instructions before preparing form.)

If amended report check here: [_]

   Kurt F. Somerville
Name of Institutional Investment Manager

     Hemenway & Barnes     60 State Street  Boston,        MA        02109
     Business Address         (Street)       (City)     (State)      (Zip)

   (617) 227-7940
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION

  Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
  Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of November, 2007.


                                                  Kurt F. Somerville
                                                  ------------------------------
                                                  (Name of Institutional
                                                  Investment Manager)

                                                  ------------------------------
                                                  (Manual Signature of Person
                                                  Duly Authorized to Submit
                                                  This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                          13F File No.: Name:                13F File No.:
-----                          ------------- -------------------  -------------
1. Brian C. Broderick (12)*      28-11136    6. Michael J. Puzo     28-06165
2. Michael B. Elefante           28-06281    7.
3. Timothy F. Fidgeon            28-06169    8.
4. Stephen W. Kidder (35)*       28-11134    9.
5. Lawrence T. Perera            28-06167    10.

* Refers to manager number on attached detail in Item 7.

    AS OF SEPTEMBER 30, 2007 FORM 13F SEC FILE # KURT F. SOMERVILLE\28-10379

ITEM 1:                                ITEM 2:      ITEM 3:  ITEM 4:  ITEM 5:    ITEM 6:   ITEM 7:      ITEM 8:
-------                             -------------- --------- ------- --------- ----------- -------- ----------------
                                                                                                    VOTING AUTHORITY
                                                                               INVESTMENT           ----------------
                                                              FAIR   SHARES OR DISCRETION           (A)   (B)   (C)
                                                     CUSIP   MARKET  PRINCIPAL -----------          ---- ------ ----
NAME OF ISSUER                      TITLE OF CLASS  NUMBER    VALUE   AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
--------------                      -------------- --------- ------- --------- --- --- --- -------- ---- ------ ----
A F L A C INC                        COMMON STOCK  001055102 2367160   41500           XX                34300
                                                                                       XX     12          3000
                                                                                       XX     35          4200
ABBOTT LABS                          COMMON STOCK  002824100 3043096   56753           XX                49521
                                                                                       XX     12          3282
                                                                                       XX     35          3950
ALBERTO CULVER CO NEW                COMMON STOCK  013078100  281367   11350           XX                 9650
                                                                                       XX     35          1700
ALCAN INC                            COMMON STOCK  013716105  293735    2935           XX                 2935
ALCOA INC                            COMMON STOCK  013817101  312960    8000           XX                 8000
AMERICAN INTERNATIONAL GROUP INC     COMMON STOCK  026874107 1370183   20254           XX                16154
                                                                                       XX     12          3600
                                                                                       XX     35           500
AMGEN INC                            COMMON STOCK  031162100 2815206   49765           XX                36444
                                                                                       XX     12          6921
                                                                                       XX     35          6400
ANADARKO PETROLEUM CORP              COMMON STOCK  032511107  237253    4414           XX                 4414
ANALOG DEVICES, INC.                 COMMON STOCK  032654105  653881   18083           XX                13283
                                                                                       XX     12          1900
                                                                                       XX     35          2900
ANALOGIC CORP                        COMMON STOCK  032657207 1300385   20395           XX                18295
                                                                                       XX     12          1250
                                                                                       XX     35           850
APTARGROUP INC                       COMMON STOCK  038336103 4466009  117930           XX                98580
                                                                                       XX     12          7300
                                                                                       XX     35         12050

    AS OF SEPTEMBER 30, 2007 FORM 13F SEC FILE # KURT F. SOMERVILLE\28-10379

ITEM 1:                           ITEM 2:      ITEM 3:  ITEM 4:  ITEM 5:    ITEM 6:   ITEM 7:      ITEM 8:
-------                        -------------- --------- ------- --------- ----------- -------- ----------------
                                                                                               VOTING AUTHORITY
                                                                          INVESTMENT           ----------------
                                                         FAIR   SHARES OR DISCRETION           (A)   (B)   (C)
                                                CUSIP   MARKET  PRINCIPAL -----------          ---- ------ ----
NAME OF ISSUER                 TITLE OF CLASS  NUMBER    VALUE   AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
--------------                 -------------- --------- ------- --------- --- --- --- -------- ---- ------ ----
ASIA TIGERS FUND INC            MUTUAL FUNDS  04516T105  294480   10225           XX                 10225
AUTOMATIC DATA PROCESSING       COMMON STOCK  053015103 2128534   46343           XX                 39141
                                                                                  XX     12           1500
                                                                                  XX     35           5702
AVERY DENNISON CORP             COMMON STOCK  053611109 1771326   31065           XX                 27865
                                                                                  XX     12            100
                                                                                  XX     35           3100
B P PLC ADR                     COMMON STOCK  055622104 5587460   80569           XX                 67019
                                                                                  XX     12           4700
                                                                                  XX     35           8850
BANK OF AMERICA CORP            COMMON STOCK  060505104 1172246   23319           XX                 19919
                                                                                  XX     35           3400
BANK OF NEW YORK MELLON CORP    COMMON STOCK  064058100  253982    5754           XX                  5754
BERKSHIRE HATHAWAY INC          CL A          084670108 1185100      10           XX                    10
BERKSHIRE HATHAWAY INC          CL B          084670207  845728     214           XX                   214
BOEING COMPANY                  COMMON STOCK  097023105  367465    3500           XX                  2100
                                                                                  XX     35           1400
BOTTOMLINE TECHNOLOGIES INC     COMMON STOCK  101388106  189203   15100           XX                 14700
                                                                                  XX     12            400
BRISTOL MYERS SQUIBB CO         COMMON STOCK  110122108  325090   11280           XX                 11280
BURLINGTON NORTHERN SANTA FE    COMMON STOCK  12189T104  522329    6435           XX                  6435
  CORP
CANADIAN NATIONAL               COMMON STOCK  136375102 6964659  122187           XX                103137
RAILWAY CO                                                                        XX     12           5850
                                                                                  XX     35          13200

    AS OF SEPTEMBER 30, 2007 FORM 13F SEC FILE # KURT F. SOMERVILLE\28-10379

ITEM 1:                           ITEM 2:      ITEM 3:  ITEM 4:   ITEM 5:    ITEM 6:   ITEM 7:      ITEM 8:
-------                        -------------- --------- -------- --------- ----------- -------- ----------------
                                                                                                VOTING AUTHORITY
                                                                           INVESTMENT           ----------------
                                                         FAIR    SHARES OR DISCRETION           (A)   (B)   (C)
                                                CUSIP   MARKET   PRINCIPAL -----------          ---- ------ ----
NAME OF ISSUER                 TITLE OF CLASS  NUMBER    VALUE    AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
--------------                 -------------- --------- -------- --------- --- --- --- -------- ---- ------ ----
CHEVRON CORP                    COMMON STOCK  166764100  4384878   46857           XX                 44589
                                                                                   XX     35           2268
CHUBB CORPORATION               COMMON STOCK  171232101   622009   11596           XX                 11596
CISCO SYS INC                   COMMON STOCK  17275R102  3014357   90986           XX                 71686
                                                                                   XX     12          12200
                                                                                   XX     35           7100
COCA COLA CO                    COMMON STOCK  191216100   377865    6575           XX                  5875
                                                                                   XX     12            700
COLGATE PALMOLIVE CO            COMMON STOCK  194162103   248194    3480           XX                  3480
CONOCOPHILLIPS                  COMMON STOCK  20825C104  1164269   13265           XX                 12765
                                                                                   XX     35            500
CORNING INCORPORATED            COMMON STOCK  219350105   314041   12740           XX                 12740
CYPRESS SEMICONDUCTOR           COMMON STOCK  232806109   246825    8450           XX                  8450
DOW CHEMICAL CO                 COMMON STOCK  260543103   462766   10747           XX                 10747
DOW JONES & CO INC              COMMON STOCK  260561105  7715807  129243           XX                129243
DOW JONES & CO INC              CLASS B       260561204 18438345  308850           XX                308850
                                (RESTRICTED)
E I DU PONT DE NEMOURS & CO     COMMON STOCK  263534109   669060   13500           XX                 11700
                                                                                   XX     12           1400
                                                                                   XX     35            400
E M C CORP                      COMMON STOCK  268648102  2972819  142924           XX                125574
                                                                                   XX     12          10500
                                                                                   XX     35           6850
EMERSON ELECTRIC CO             COMMON STOCK  291011104  5233176   98331           XX                 81181
                                                                                   XX     12           7750
                                                                                   XX     35           9400

    AS OF SEPTEMBER 30, 2007 FORM 13F SEC FILE # KURT F. SOMERVILLE\28-10379

ITEM 1:                           ITEM 2:      ITEM 3:  ITEM 4:   ITEM 5:    ITEM 6:   ITEM 7:      ITEM 8:
-------                        -------------- --------- -------- --------- ----------- -------- ----------------
                                                                                                VOTING AUTHORITY
                                                                           INVESTMENT           ----------------
                                                         FAIR    SHARES OR DISCRETION           (A)   (B)   (C)
                                                CUSIP   MARKET   PRINCIPAL -----------          ---- ------ ----
NAME OF ISSUER                 TITLE OF CLASS  NUMBER    VALUE    AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
--------------                 -------------- --------- -------- --------- --- --- --- -------- ---- ------ ----
ENCANA CORP                    COMMON STOCK   292505104  7660494  123856           XX                102206
                                                                                   XX     12          10350
                                                                                   XX     35          11300
EXXON MOBIL CORP               COMMON STOCK   30231G102 11168475  120662           XX                105097
                                                                                   XX     12           6228
                                                                                   XX     35           9337
GENERAL ELECTRIC CO            COMMON STOCK   369604103  5773437  139455           XX                122405
                                                                                   XX     12           8250
                                                                                   XX     35           8800
GENERAL MILLS INC              COMMON STOCK   370334104   909133   15672           XX                 15672
GILEAD SCIENCES                COMMON STOCK   375558103   261568    6400           XX     12           6400
GOLDMAN SACHS GROUP            COMMON STOCK   38141G104   249251    1150           XX                  1150
GROUPE DANONE                  SPONSORED ADR  399449107  1776310  112925           XX                 96675
                                                                                   XX     12           7450
                                                                                   XX     35           8800
HELMERICH & PAYNE INC          COMMON STOCK   423452101   750559   22862           XX                 17662
                                                                                   XX     12           4000
                                                                                   XX     35           1200
HESS CORP                      COMMON STOCK   42809H107   231524    3480           XX                  3480
HONEYWELL INTERNATIONAL INC    COMMON STOCK   438516106   459108    7720           XX                  7720
I M S HEALTH INC               COMMON STOCK   449934108   260440    8500           XX                  8500
ILLINOIS TOOL WORKS INC        COMMON STOCK   452308109   280308    4700           XX                   700
                                                                                   XX     35           4000

    AS OF SEPTEMBER 30, 2007 FORM 13F SEC FILE # KURT F. SOMERVILLE\28-10379

ITEM 1:                           ITEM 2:      ITEM 3:  ITEM 4:  ITEM 5:    ITEM 6:   ITEM 7:      ITEM 8:
-------                        -------------- --------- ------- --------- ----------- -------- ----------------
                                                                                               VOTING AUTHORITY
                                                                          INVESTMENT           ----------------
                                                         FAIR   SHARES OR DISCRETION           (A)   (B)   (C)
                                                CUSIP   MARKET  PRINCIPAL -----------          ---- ------ ----
NAME OF ISSUER                 TITLE OF CLASS  NUMBER    VALUE   AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
--------------                 -------------- --------- ------- --------- --- --- --- -------- ---- ------ ----
INTEL CORPORATION              COMMON STOCK   458140100 5817000  224942           XX                182523
                                                                                  XX     12          19300
                                                                                  XX     35          23119
INTL BUSINESS MACHINES         COMMON STOCK   459200101 2248920   19091           XX                 18441
                                                                                  XX     12            650
INTERNATIONAL PAPER CO         COMMON STOCK   460146103  286960    8000           XX                  8000
INVITROGEN CORP                COMMON STOCK   46185R100 1291334   15800           XX                 14600
                                                                                  XX     12            900
                                                                                  XX     35            300
ISHARES MSCI                   JAPAN INDEX FD 464286848  183552   12800           XX                 12800
J P MORGAN CHASE & CO          COMMON STOCK   46625H100  272629    5950           XX                  5950
JOHNSON & JOHNSON              COMMON STOCK   478160104 7557471  115030           XX                100430
                                                                                  XX     12           4600
                                                                                  XX     35          10000
KIMBERLY CLARK CORP            COMMON STOCK   494368103  252936    3600           XX                  3000
                                                                                  XX     35            600
ELI LILLY & CO.                COMMON STOCK   532457108  628052   11032           XX                  6932
                                                                                  XX     12           4100
LINCOLN NATL CORP IND          COMMON STOCK   534187109 2829717   42894           XX                 32710
                                                                                  XX     12           2008
                                                                                  XX     35           8176
MARRIOTT INTERNATIONAL INC     COMMON STOCK   571903202  421659    9700           XX                  9700
MATRITECH INC                  COMMON STOCK   576818108    1872   18500           XX                 18500
MAXWELL TECHNOLOGIES INC       COMMON STOCK   577767106  216667   18630           XX                 18430
                                                                                  XX     12            200

    AS OF SEPTEMBER 30, 2007 FORM 13F SEC FILE # KURT F. SOMERVILLE\28-10379

ITEM 1:                           ITEM 2:      ITEM 3:  ITEM 4:  ITEM 5:    ITEM 6:   ITEM 7:      ITEM 8:
-------                        -------------- --------- ------- --------- ----------- -------- ----------------
                                                                                               VOTING AUTHORITY
                                                                          INVESTMENT           ----------------
                                                         FAIR   SHARES OR DISCRETION           (A)   (B)   (C)
                                                CUSIP   MARKET  PRINCIPAL -----------          ---- ------ ----
NAME OF ISSUER                 TITLE OF CLASS  NUMBER    VALUE   AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
--------------                 -------------- --------- ------- --------- --- --- --- -------- ---- ------ ----
MEDTRONIC INC                   COMMON STOCK  585055106  306870    5440           XX                  5040
                                                                                  XX     35            400
MERCK & CO INC                  COMMON STOCK  589331107 3514662   67995           XX                 60033
                                                                                  XX     12           1900
                                                                                  XX     35           6062
MICROSOFT CORP                  COMMON STOCK  594918104 3685181  125091           XX                110373
                                                                                  XX     12           5900
                                                                                  XX     35           8818
NOKIA CORP ADR A                COMMON STOCK  654902204 3001022   79120           XX                 66820
                                                                                  XX     12           3600
                                                                                  XX     35           8700
NORFOLK SOUTHERN CORP           COMMON STOCK  655844108  232038    4470           XX                  4470
NOVARTIS AG ADR                 COMMON STOCK  66987V109 3500402   63690           XX                 54640
                                                                                  XX     12           5300
                                                                                  XX     35           3750
NOVO NORDISK A/S ADR            COMMON STOCK  670100205  445911    3684           XX                  3684
ORACLE CORP                     COMMON STOCK  68389X105 2027847   93665           XX                 83865
                                                                                  XX     12           1800
                                                                                  XX     35           8000
PALL CORP                       COMMON STOCK  696429307  235967    6066           XX                  6066
PAYCHEX INC                     COMMON STOCK  704326107  209100    5100           XX                  5100
PEPSICO INC                     COMMON STOCK  713448108 3328422   45433           XX                 39033
                                                                                  XX     12           1700
                                                                                  XX     35           4700
PFIZER INC                      COMMON STOCK  717081103 2122161   86867           XX                 74967
                                                                                  XX     12           5500
                                                                                  XX     35           6400

    AS OF SEPTEMBER 30, 2007 FORM 13F SEC FILE # KURT F. SOMERVILLE\28-10379

ITEM 1:                           ITEM 2:      ITEM 3:  ITEM 4:  ITEM 5:    ITEM 6:   ITEM 7:      ITEM 8:
-------                        -------------- --------- ------- --------- ----------- -------- ----------------
                                                                                               VOTING AUTHORITY
                                                                          INVESTMENT           ----------------
                                                         FAIR   SHARES OR DISCRETION           (A)   (B)   (C)
                                                CUSIP   MARKET  PRINCIPAL -----------          ---- ------ ----
NAME OF ISSUER                 TITLE OF CLASS  NUMBER    VALUE   AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
--------------                 -------------- --------- ------- --------- --- --- --- -------- ---- ------ ----
PORTLAND GENERAL                COMMON STOCK  736508847  731140   26300           XX                21650
ELECTRIC CO                                                                       XX     12          1650
                                                                                  XX     35          3000
PROCTER & GAMBLE CO             COMMON STOCK  742718109 5309123   75478           XX                68903
                                                                                  XX     12          1000
                                                                                  XX     35          5575
QUALCOMM INC                    COMMON STOCK  747525103  278155    6582           XX                 6582
ROCKWELL COLLINS INC            COMMON STOCK  774341101  202321    2770           XX                 2770
ROPER INDS INC                  COMMON STOCK  776696106  353700    5400           XX                 5400
ROYAL DUTCH SHELL PLC           SPONSORED     780259206  262976    3200           XX                 1800
                                ADR REPSTG                                        XX     35          1400
                                A SHS
SAN JUAN BASIN ROYALTY TRUST    COMMON STOCK  798241105  327860    9700           XX                 8600
                                                                                  XX     12          1100
SCHLUMBERGER LTD                COMMON STOCK  806857108 1396500   13300           XX                11200
                                                                                  XX     12          2100
J M SMUCKER CO NEW              COMMON STOCK  832696405  290071    5430           XX                 3930
                                                                                  XX     12          1500
SNAP ON INC                     COMMON STOCK  833034101  480290    9695           XX                 5195
                                                                                  XX     12          1600
                                                                                  XX     35          2900
SONOSITE INC                    COMMON STOCK  83568G104  710353   23275           XX                19725
                                                                                  XX     12          1150
                                                                                  XX     35          2400
STATE STREET CORP               COMMON STOCK  857477103 3186071   46744           XX                39532
                                                                                  XX     12          4012
                                                                                  XX     35          3200
STRYKER CORP                    COMMON STOCK  863667101  281916    4100           XX                 4100
SUNCOR ENERGY INC               COMMON STOCK  867229106  301022    3175           XX                 2275
                                                                                  XX     12           800
                                                                                  XX     35           100

    AS OF SEPTEMBER 30, 2007 FORM 13F SEC FILE # KURT F. SOMERVILLE\28-10379

ITEM 1:                           ITEM 2:      ITEM 3:  ITEM 4:  ITEM 5:    ITEM 6:   ITEM 7:      ITEM 8:
-------                        -------------- --------- ------- --------- ----------- -------- ----------------
                                                                                               VOTING AUTHORITY
                                                                          INVESTMENT           ----------------
                                                         FAIR   SHARES OR DISCRETION           (A)   (B)   (C)
                                                CUSIP   MARKET  PRINCIPAL -----------          ---- ------ ----
NAME OF ISSUER                 TITLE OF CLASS  NUMBER    VALUE   AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
--------------                 -------------- --------- ------- --------- --- --- --- -------- ---- ------ ----
TEXTRON                         COMMON STOCK  883203101  230177    3700           XX                 3700
3COM CORP                       COMMON STOCK  885535104  165984   33600           XX                33600
3 M COMPANY                     COMMON STOCK  88579Y101 5841451   62422           XX                52241
                                                                                  XX     12          4000
                                                                                  XX     35          6181
U S BANCORP                     COMMON STOCK  902973304  237469    7300           XX                 7300
UNION PACIFIC CORP              COMMON STOCK  907818108  622961    5510           XX                 5510
UNITED TECHNOLOGIES             COMMON STOCK  913017109  217296    2700           XX                 2700
VERISIGN INC                    COMMON STOCK  92343E102  955854   28330           XX                26230
                                                                                  XX     12           900
                                                                                  XX     35          1200
WALGREEN CO                     COMMON STOCK  931422109  321232    6800           XX                 4400
                                                                                  XX     35          2400
WELLS FARGO & CO (NEW)          COMMON STOCK  949746101  427440   12000           XX                 7200
                                                                                  XX     12          4800
WYETH                           COMMON STOCK  983024100  949628   21316           XX                18000
                                                                                  XX     35          3316
XILINX INC                      COMMON STOCK  983919101  695193   26595           XX                23195
                                                                                  XX     12          2900
                                                                                  XX     35           500
ZIMMER HOLDINGS INC             COMMON STOCK  98956P102  971961   12001           XX                10951
                                                                                  XX     12           100
                                                                                  XX     35           950

    AS OF SEPTEMBER 30, 2007 FORM 13F SEC FILE # KURT F. SOMERVILLE\28-10379

ITEM 1:                           ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:   ITEM 7:      ITEM 8:
-------                        -------------- --------- ----------- --------- ----------- -------- ----------------
                                                                                                   VOTING AUTHORITY
                                                                              INVESTMENT           ----------------
                                                           FAIR     SHARES OR DISCRETION           (A)   (B)   (C)
                                                CUSIP     MARKET    PRINCIPAL -----------          ---- ------ ----
NAME OF ISSUER                 TITLE OF CLASS  NUMBER      VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
--------------                 -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
INGERSOLL RAND LTD CL A         COMMON STOCK  G4776G101      637299   11700           XX                11700
TRANSOCEAN INC                  COMMON STOCK  G90078109      280251    2479           XX                 2479
AGGREGATE TOTAL                                         185,677,901